COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 8
Operating leases expense	22	$ 27
Restricted cash	54		$ 52
Restricted long term bank deposit	625
Rimonim Consortium [Member]
Other Commitments and Contingent Liabilities [Line Items]
Grants or advance received from OCS	55
Magneton Project [Member]
Other Commitments and Contingent Liabilities [Line Items]
Grants or advance received from OCS	18
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	580
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	437
Maintenance fees/royalties, noncurrent	252
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	175
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	269
Maintenance fees/royalties, noncurrent	126
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	435
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	290
BIRD Royalty-Bearing Program [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	$ 5